Interest and similar income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and balances with the Brazilian Central Bank	R$ 13,807,832	R$ 10,202,362	R$ 2,581,083
Loans and advances - Credit institutions	2,234,602	2,722,311	1,116,013
Loans and advances - Customers	81,330,804	73,596,047	55,775,027
Debt instruments	24,195,031	22,001,700	16,957,840
Pension Plans (note 21)	36,973	19,587	19,612
Other interest	6,677,465	6,683,111	1,537,733
Total	R$ 128,282,707	R$ 115,225,118	R$ 77,987,308